Term loans - Additional information (Details)		12 Months Ended
	Mar. 05, 2020 CAD ($) installment	Dec. 31, 2021 USD ($) CAD ($)	Dec. 31, 2020 CAD ($)	Jul. 31, 2020	Mar. 18, 2020	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 157,058
Interest rate per annum (as a percent)		3.00%			12.00%
EDC Loan
Disclosure of detailed information about borrowings [line items]
Repayable contribution agreement, maximum amount	$ 450,000
Number of equal monthly instalments for repayment | installment	60
Repayment period	24 months
Effective interest (as a percent)			15.00%
Other Term Loans, two
Disclosure of detailed information about borrowings [line items]
Number of equal monthly instalments for repayment		1,660
Interest rate per annum (as a percent)		7.45%				5.00%
Canada Emergency Business loan
Disclosure of detailed information about borrowings [line items]
Repayment period		24 months
Interest rate per annum (as a percent)		0.00%		8.00%
Minimum repayment amount, if repaid by December 2023		$ 0